Customer deposits - Summary of disclosure of deposits from customers (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deposits From Customers [Abstract]
Current and saving accounts	¥ 576,181	¥ 0	¥ 0
Fixed deposits	3,357,569	0	0
Current deposits from customers	¥ 3,933,750	¥ 0	¥ 0